Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
PRC	$ 930,132	$ 1,428,438	$ 1,357,135
Total current income tax expense	930,132	1,428,438	1,357,135
PRC	(2,196,153)	(966,395)	46,745
Total deferred income tax (benefit) expense	(2,196,153)	(966,395)	46,745
Total income tax (benefit) expense	$ (1,266,021)	$ 462,043	$ 1,403,880